Debt - Additional Information (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions				1 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 14, 2023	Sep. 30, 2022	Apr. 30, 2022	Mar. 31, 2024	Mar. 31, 2022	Mar. 31, 2023	Apr. 07, 2021	Apr. 06, 2021
Debt Instrument [Line Items]
Minimum percentage in the difference between the present value of cash flows after the amendment and before the amendment									10.00%
Debt instrument, maturity date					Apr. 15, 2029
Revolving Credit Facility Including Letter of Credit [Member]
Debt Instrument [Line Items]
Letters of credit	$ 0.0				$ 0.0
Revolving Credit Facility Including Letter of Credit [Member] | Alternative Base Rate [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread	0.75%
Revolving Credit Facility Including Letter of Credit [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread		0.10%
Long term debt interest rate margin percentage		1.75%
Long term debt floor interest rate percentage		0.00%
Potential increase in margin percentage one		25.00%
Potential increase in margin percentage two		25.00%
Potential increase in margin percentage total		50.00%
Long term debt effective interest rate percentage	7.17%				7.17%
Term Loan A [Member]
Debt Instrument [Line Items]
Repayment of long term debt				$ 193.6
Term Loan A [Member] | Credit Agreement Amendment [Member]
Debt Instrument [Line Items]
Debt instrument face value								$ 215.1	$ 444.9
Term Loan A [Member] | Beginning September 30, 2022 [Member]
Debt Instrument [Line Items]
Long term debt principal repayment percentage			1.25%
Term Loan A [Member] | Beginning September 30, 2023 [Member]
Debt Instrument [Line Items]
Long term debt principal repayment percentage			1.75%
Term Loan A [Member] | Beginning September 30, 2024 through March 31, 2026 [Member]
Debt Instrument [Line Items]
Long term debt principal repayment percentage			2.50%
Term Loan A [Member] | Alternative Base Rate [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread	0.75%
Term Loan A [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread		0.10%
Long term debt interest rate margin percentage		1.75%
Long term debt floor interest rate percentage		0.00%
Potential increase in margin percentage one		25.00%
Potential increase in margin percentage two		25.00%
Potential increase in margin percentage total		50.00%
Long term debt effective interest rate percentage	7.17%				7.17%
Term Loan B [Member]
Debt Instrument [Line Items]
Long term debt principal repayment percentage			0.25%
Repayment of long term debt						$ 95.3
Debt instrument principal amount of debt repurchased						$ 96.0
Term Loan B [Member] | Alternative Base Rate [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread	1.25%
Term Loan B [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread		0.10%
Long term debt interest rate margin percentage		2.25%
Long term debt effective interest rate percentage	7.67%				7.67%
Revolving Line of Credit Term Loan A and Term Loan B [Member]
Debt Instrument [Line Items]
Percentage of ownership change beyond which event of default could be triggered		50.00%
Revolving Credit Facility [Member] | Credit Agreement Amendment [Member]
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity								$ 250.0	$ 1,250.0
Lions Gate Senior Notes [Member]
Debt Instrument [Line Items]
Senior notes outstanding	$ 715.0				$ 715.0		$ 800.0
Revolving Credit Facility And Non Payment Term Loan [Member]
Debt Instrument [Line Items]
Non repayment of long term debt					$ 250.0
Revolving Credit Facility And Term Loan A [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date					Apr. 06, 2026
Term Loan B [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date					Mar. 24, 2025
Revolving Credit Facility Including Letter of Credit [Member]
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity	1,250.0				$ 1,250.0
Available revolving credit facility	$ 675.0				$ 675.0
Revolving Credit Facility Including Letter of Credit [Member] | Minimum [Member]
Debt Instrument [Line Items]
Line of credit facility commitment fee percentage					0.25%
Revolving Credit Facility Including Letter of Credit [Member] | Maximum [Member]
Debt Instrument [Line Items]
Line of credit facility commitment fee percentage					0.375%